UNITED STATES

                   SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C.  20549



                               FORM 13F



                         FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2002



Check here if Amendment [x];  Amendment Number:1

This Amendment (Check only one.): [x] is a restatement.

                                  [  ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:    Needelman Asset Mgmt, Inc.

Address: 800 Newport Center Dr, Ste 450

         Newport Beach, CA  92660-6316







13F File Number: 28-01623



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:    B. Masiello

Title:   Director of Operations

Phone:   949-760-6644

Signature, Place, and Date of Signing:



_______________   ________________   ________________





Report Type (Check only one.):



[X ]   13F HOLDINGS REPORT.



[  ]   13F NOTICE.



[  ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:











I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE

ACT OF 1934.

                          FORM 13F SUMMARY PAGE





Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:     $31,405





List of Other Included Managers:



No.   13F File Number        Name











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

                                                          FORM 13F INFORMATION TABLE

                                                           VALUE       SHS/ SH/      INVSTMT                     SHRD
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000)     PRN  PR       DSCRETN

------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------


AT&T CORP                         COM               001957109    224  18675SH         DEFINED        0
ABBOTT LABORATORIES               COM               002824100   1034  25600SH         DEFINED        0
ALCOA INC                         COM               013817101    778  40290SH         DEFINED        0
ALLTEL CORP                       COM               020039103    635  15825SH         DEFINED        0
AMERICAN INTL GROUP INC           COM               026874107   1643  30043SH         DEFINED        0
ANHEUSER BUSCH COS INC            COM               035229103   1976  39050SH         DEFINED        0
APARTMENT INVT & MGMT CO CL A     COM               03748R101    272   7000SH         DEFINED        0
BP PLC ADRS                       COM               055622104    983  24643SH         DEFINED        0
BANK OF AMERICA CORP              COM               060505104   1170  18339SH         DEFINED        0
BAXTER INTERNATIONAL INC          COM               071813109    752  24600SH         DEFINED        0
BUCKEYE PARTNERS LP               UNIT LTD PARTNERS 118230101    294   8000SH         DEFINED        0
CITIGROUP INC                     COM               172967101    990  33401SH         DEFINED        0
COMCAST CORP SPECIAL - CL A       COM               200300200    453  21725SH         DEFINED        0
COMERICA INC                      COM               200340107    265   5500SH         DEFINED        0
EL PASO CORP                      COM               28336L109    344  41615SH         DEFINED        0
ELECTRONIC DATA SYS CORP (NEW)    COM               285661104    190  13585SH         DEFINED        0
EMERSON ELECTRIC COMPANY          COM               291011104    748  17020SH         DEFINED        0
EXXON MOBIL CORP (NEW)            COM               30231G102   1056  33108SH         DEFINED        0
FLEET BOSTON FINL CORP            COM               339030108    816  40117SH         DEFINED        0
FORD MOTOR CO (NEW)               COM PAR $0.01     345370860    701  71559SH         DEFINED        0
GANNETT COMPANY INC               COM               364730101   1190  16485SH         DEFINED        0
GENERAL ELECTRIC COMPANY          COM               369604103    234   9500SH         DEFINED        0
GILLETTE COMPANY                  COM               375766102   1431  48338SH         DEFINED        0
HEWLETT-PACKARD COMPANY           COM               428236103    487  41759SH         DEFINED        0
HONEYWELL INTERNATIONAL INC       COM               438516106    694  32060SH         DEFINED        0
INTEL CORPORATION                 COM               458140100    218  15709SH         DEFINED        0
INTERNATIONAL BUSINESS MACHINE    COM               459200101   1046  17943SH         DEFINED        0
INTERNATIONAL PAPER               COM               460146103    849  25435SH         DEFINED        0
INTERPUBLIC GROUP OF COS INC      COM               460690100    726  45815SH         DEFINED        0
J.P. MORGAN CHASE & CO            COM               46625H100    816  42972SH         DEFINED        0
KIMBERLY CLARK                    COM               494368103   1057  18659SH         DEFINED        0
MCDONALDS CORP                    COM               580135101    591  33469SH         DEFINED        0
MELLON FINANCIAL CORP             COM               58551A108    246   9500SH         DEFINED        0
MERRILL LYNCH & CO INC            COM               590188108    485  14730SH         DEFINED        0
PFIZER INC                        COM               717081103    212   7300SH         DEFINED        0
SBC COMMUNICATIONS INC            COM               78387G103    345  17160SH         DEFINED        0
SPDR TRUST UNIT SER 1             COM               78462F103    327   4000SH         DEFINED        0
SAFEWAY INC                       COM               786514208    690  30925SH         DEFINED        0
SCHERING PLOUGH CORP              COM               806605101    787  36935SH         DEFINED        0
TARGET CORP                       COM               87612E106   1299  44000SH         DEFINED        0
TOTAL FINA ELF SA SPON ADR        COM               89151E109   1042  15822SH         DEFINED        0
VERIZON COMMUNICATIONS            COM               92343V104    607  22108SH         DEFINED        0
WYETH CORP                        COM               983024100    700  22005SH         DEFINED        0



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